RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LEVEL 3 INPUTS (Details) $ in Millions	Dec. 31, 2018 CAD ($) $ / bbl $ / Gallon-gal $ / MWh $ / MillionsofBTU-MMBTU	Dec. 31, 2017 CAD ($)
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	$ (3,210)	$ (2,192)
Fair Value
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(3,210)	(2,192)
Level 3 | Fair Value
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	$ (11)	$ (387)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MillionsofBTU-MMBTU	2.54
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MillionsofBTU-MMBTU	6.37
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MillionsofBTU-MMBTU	3.58
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / bbl	27.50
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / bbl	123.20
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / bbl	59.32
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / Gallon-gal	0.00
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / Gallon-gal	0.00
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / Gallon-gal	0.00
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MWh	16.21
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MWh	96.72
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MWh	48.33
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MillionsofBTU-MMBTU	1.09
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MillionsofBTU-MMBTU	6.95
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / MillionsofBTU-MMBTU	1.51
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / bbl	16.45
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / bbl	123.22
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / bbl	59.22
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / Gallon-gal	0.13
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / Gallon-gal	1.40
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | $ / Gallon-gal	0.59
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	$ (9)
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	28
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	0
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(91)
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(119)
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	186
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	$ (6)